Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On January 11, 2024, the Company entered into an amended services agreement with and advisor, that was origin
ally entered into on

April 11 2023
. The advisor will provide advisory services as it pertains to a business combination. Upon the closing of a business combination the advisor will receive
200,000
shares of Series a common stock in the post-closing Company and
4
% of the gross proceeds raised from investors and received by the Company or the target prior to the business combination or simultaneously. All consideration is to be paid simultaneously with the closing of the business combination.
On January 18, 2024, the Sponsor, the Company, Abpro and Abpro Bio entered into an amendment to the Sponsor Letter Agreement (the “Amended Sponsor Letter Agreement”), which amended the amount of shares each party thereunder is entitled to, consistent with the description previously disclosed on December 11, 2023 and as contemplated in the Business Combination Agreement, dated as of December 11, 2023, by and among the Company, Abpro Merger Sub Corp., a Delaware corporation, and Abpro. For the avoidance of doubt, the Amended Sponsor Letter Agreement supersedes and replaces the Sponsor Letter Agreement in its entirety.
On January 21, 2024, the Company received a partial waiver from an underwriter from the initial public offering that was entitled to a portion of the deferred underwriter fee. Subject to the closing of the businesses combination between the Company and Abpro, the underwriter waived $4,290,000 of the underwriter fee in exchange for 600,000 of common stock in the post-merger Company.
On January 22, 2024, the Company issued a press release announcing that it filed a Registration Statement on Form
S-4
with the Securities and Exchange Commission (“SEC”) on January 19, 2024 in connection with the previously announced proposed business combination with Abpro (the “Business Combination”).